Average Annual Total Returns		12 Months Ended	18 Months Ended	27 Months Ended	38 Months Ended	46 Months Ended
	Feb. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Capital Group Core Bond ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent		7.33%		6.85%
Performance Inception Date	Sep. 26, 2023
Capital Group Core Bond ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.49%		5.10%
Capital Group Core Bond ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.31%		4.50%
Capital Group Core Bond ETF | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%		6.72%
Capital Group Core Plus Income ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent		7.44%				1.85%
Performance Inception Date	Feb. 22, 2022
Capital Group Core Plus Income ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.22%				(0.09%)
Capital Group Core Plus Income ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.37%				0.55%
Capital Group Core Plus Income ETF | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%				0.93%
Capital Group International Bond ETF (USD-Hedged) | Share class
Prospectus [Line Items]
Average Annual Return, Percent		4.53%	4.85%
Performance Inception Date	Jun. 25, 2024
Capital Group International Bond ETF (USD-Hedged) | Share class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.80%	3.26%
Capital Group International Bond ETF (USD-Hedged) | Share class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.71%	3.06%
Capital Group International Bond ETF (USD-Hedged) | Bloomberg U.S. Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	5.59%
Capital Group International Bond ETF (USD-Hedged) | Bloomberg Global Aggregate ex-USD (USD Hedged) Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.80%	4.47%
Capital Group Municipal High-Income ETF | Share class
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	4.74%
Performance Inception Date	Jun. 25, 2024
Capital Group Municipal High-Income ETF | Share class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.40%	4.74%
Capital Group Municipal High-Income ETF | Share class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.12%	4.48%
Capital Group Municipal High-Income ETF | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%	3.63%
Capital Group Municipal High-Income ETF | 70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.36%	3.45%
Capital Group Municipal Income ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent		5.23%			6.22%
Performance Inception Date	Oct. 25, 2022
Capital Group Municipal Income ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.23%			6.22%
Capital Group Municipal Income ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.50%			5.58%
Capital Group Municipal Income ETF | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%			5.21%
Capital Group Municipal Income ETF | 85%/15% Bloomberg 1-15 Year Blend (1-17) Municipal Bond Index / Bloomberg 1-15 Year Blend (1-17) High Yield Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.95%			5.03%
Capital Group Short Duration Income ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent		6.20%			5.85%
Performance Inception Date	Oct. 25, 2022
Capital Group Short Duration Income ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.27%			3.95%
Capital Group Short Duration Income ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.64%			3.66%
Capital Group Short Duration Income ETF | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			5.55%
Capital Group Short Duration Income ETF | Bloomberg U.S. Government/Credit 1-3 Year Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		5.35%			4.83%
Capital Group Short Duration Municipal Income ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent		4.67%		5.53%
Performance Inception Date	Sep. 26, 2023
Capital Group Short Duration Municipal Income ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.67%		5.53%
Capital Group Short Duration Municipal Income ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.04%		5.00%
Capital Group Short Duration Municipal Income ETF | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.25%		5.58%
Capital Group Short Duration Municipal Income ETF | Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.11%		4.21%
Capital Group Ultra Short Income ETF | Share class
Prospectus [Line Items]
Average Annual Return, Percent		4.97%	5.37%
Performance Inception Date	Jun. 25, 2024
Capital Group Ultra Short Income ETF | Share class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.20%	3.47%
Capital Group Ultra Short Income ETF | Share class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.92%	3.29%
Capital Group Ultra Short Income ETF | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	5.59%
Capital Group Ultra Short Income ETF | ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	4.50%
Capital Group U.S. Multi-Sector Income ETF | Share Class
Prospectus [Line Items]
Average Annual Return, Percent		7.88%			9.53%
Performance Inception Date	Oct. 25, 2022
Capital Group U.S. Multi-Sector Income ETF | Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.27%			6.91%
Capital Group U.S. Multi-Sector Income ETF | Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.61%			6.19%
Capital Group U.S. Multi-Sector Income ETF | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%			5.55%
Capital Group U.S. Multi-Sector Income ETF | Bloomberg Custom Multi-Sector Composite Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.19%			8.91%